Note 5 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortization of Intangible Assets	$ 300	$ 350
Gain (Loss) on Disposition of Intangible Assets	$ (100)	$ (30)